Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (the "U.S. GAAP") and are stated in U.S. dollars. The consolidated financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The actual results may ultimately differ from these aforementioned estimates and assumptions. The Company's management believes that the estimates and assumptions used are reasonable and based upon information available at the time they were made.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Enlivex Therapeutics Ltd. (formerly known as "Bioblast Pharma Ltd.") and its Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Financial statements in U.S. dollars

Financial statements in U.S. dollars

The Company finances its operation primarily in U.S. dollars, and a significant part of the Company's expenses are denominated and determined in U.S. dollars. The Company's management believes that the U.S dollar is the currency of the primary economic environment in which it operates and expects to continue to operate in the foreseeable future. Thus, the functional currency of the Company is the U.S. dollar.

The Parent and the Subsidiary's transactions and balances denominated in U.S. dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to U.S. dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters", of the Financial Accounting Standards Board (the "FASB"). All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses, as appropriate.

Cash equivalents

Cash equivalents

All highly liquid investments that are readily convertible to cash, are not restricted to withdrawal or use, and of which included a period to maturity that did not exceed three months at time of deposit, are considered cash equivalents.

Segment information

Segment information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, the Company's Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. The Company views its operations and manages its business in one operating segment.

Concentrations of credit risk

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. Cash and cash equivalents are invested in major banks in Israel and the United States. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk. The Company has no off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Fair value of financial instruments

Fair value of financial instruments

The Company has no financial instruments that are measured at fair value. The carrying amounts of cash and cash equivalents, receivables and prepaid expenses, trade payables and other accounts payable, approximate their fair value due to the short-term maturities of such instruments.

Property and equipment

Property and equipment

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%
Computers and software	33
Electronic equipment	15
Office furniture and equipment	6

Leasehold improvements are depreciated over the shorter of the estimated useful life or the lease period.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2017 the Company decided to terminate its current leases and to write down its fixed assets (see Note 4).

Contingent liabilities

Contingent liabilities

In the normal course of business, the Company is subject to proceedings, lawsuits, and other claims and assessments. The Company assesses the likelihood of any adverse judgments or outcomes to these matters as well as potential ranges of probable losses. A determination of the amount of reserves required, if any, for these contingencies is made after careful analysis of each individual issue. The required reserves may change in the future due to new developments in each matter or changes in approach such as a change in settlement strategy in dealing with these matters. The Company records charges for the losses it anticipates incurring in connection with litigation and claims against it when it concludes a loss is probable and the Company can reasonably estimate these losses. During the years ended December 31, 2018, 2017, and 2016, the Company was not subject to any material litigation or claims and assessments.

Warrants

Warrants

Warrants to purchase Ordinary shares issued in connection with an offering of Ordinary shares are classified as a component of shareholders' equity because they are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary shares upon exercise. In addition, the Ordinary shares warrants require physical settlement and do not provide any guarantee of value or return. Ordinary shares warrants are initially recorded at their relative fair value and are not subsequently remeasured.

Stock-based compensation

Share-based compensation

The Company applies ASC 718 and ASC 505-50 "Equity Based Payments to Non-Employees" ("ASC 505-50") with respect to options and warrants issued to non-employee consultants. The Company accounts for all share-based compensation granted to employees and non-employees using a fair value method. Share-based compensation is measured at the grant date fair value of employees' and directors' Ordinary share option grants and is recognized over the requisite service period of the awards, usually the vesting period, on the graded vesting attribution method. The expenses are adjusted for actual forfeitures on a quarterly basis. Share-based compensation awards to non-employees are subject to revaluation over their vesting terms.

For modification of share compensation awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

The Company recognizes, as expense, the estimated fair value of all share-based payments to employees which is determined using the Black-Scholes option pricing model using the graded vesting attribution approach over the vesting period of the award. In periods that the Company grants Ordinary share options, fair value assumptions are based on volatility, interest, dividend yield, and expected term over which the Ordinary share options will be outstanding. The computation of expected volatility is based on an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies, which were selected based upon industry similarities. The interest rate for periods within the expected term of the award is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The expected lives of the options were estimated using the simplified method.

Income taxes

Income taxes

The consolidated financial statements reflect provisions for Israeli, U.S. federal and state income taxes. Deferred tax assets and liabilities represent future tax consequences of temporary differences between the consolidated financial statement carrying amounts and the tax basis of assets and liabilities and for loss carryforwards using enacted tax rates expected to be in effect in the years in which the differences reverse. A valuation allowance is recorded when it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company determines whether it is more likely than not that a tax position will be sustained upon examination. If it is not more likely than not that a position will be sustained, none of the benefit attributable to the position is recognized. The tax benefit to be recognized for any tax position that meets the more-likely-than-not recognition threshold is calculated as the largest amount that is more than 50% likely of being realized upon resolution of the contingency. The Company accounts for interest and penalties related to uncertain tax positions as part of its tax expenses.

Basic and diluted loss per share

Basic and diluted loss per share

The Company computes basic loss per share attributable to Ordinary shareholders by dividing net loss attributable to Ordinary shareholders by the weighted average number of Ordinary share outstanding for the period. The Company computes diluted loss per Ordinary share after giving consideration to all potentially dilutive Ordinary shares, including Ordinary share options and warrants outstanding during the period except where the effect of such non-participating securities would be antidilutive.

Since the Company reported net loss attributable to Ordinary shareholders for the years ended December 31, 2018, 2017 and 2016, basic and diluted net loss per share attributable to Ordinary shareholders are the same as basic net loss per share attributable to Ordinary shareholders for those periods. All Ordinary share warrants and Ordinary share options have been excluded from the computation of diluted weighted-average shares outstanding because such securities would have an antidilutive impact due to net losses reported for the years ended December 31, 2018, 2017 and 2016.

Adoption of new standards

Adoption of new standards

In February 2018, the FASB issued ASU 2018-02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This update allows companies the option to reclassify to retained earnings the tax effects related to items in Accumulated Other Comprehensive Income (Loss) as a result of the Tax Cuts and Jobs Act that was enacted on December 22, 2017. This update is effective in fiscal years, including interim periods, beginning after December 15, 2018, and early adoption is permitted. This guidance should be applied either in the period of adoption or retrospectively to each period in which the effects of the change in the U.S. federal income tax rate in the Tax Cuts and Jobs Act is recognized. The adoption of this standard is not expected to impact the Company's consolidates financial condition, results of operations, and cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation (Topic 718), which provides clarity and reduces both the diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation—Stock Compensation, to a change to the terms or conditions of a share-based payment award. The amendments in this update provide guidance on which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The amendments in this update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company has adopted ASU 2017-09 and the adoption of the amendment did not have a material impact on its consolidates financial condition, results of operations, and cash flows.

In August 2016, the FASB issued Accounting Standards Update ("ASU") No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments ("ASU 2016-15"). ASU 2016-15 clarifies whether eight specifically identified cash flow issues should be categorized as operating, investing or financing activities in the statement of cash flows. The guidance is effective for the fiscal year beginning after December 15, 2017, including interim periods within that year. The adoption of ASU 2016-15 did not impact the consolidates Company's financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments ("ASU 2016-13"). ASU 2016-13 is intended to provide financial statement users with more useful information about expected credit losses on financial assets held by a reporting entity at each reporting date. The new standard replaces the existing incurred loss impairment methodology with a methodology that requires consideration of a broader range of reasonable and supportable forward-looking information to estimate all expected credit losses. This ASU is effective for fiscal years and interim periods within those years beginning after December 15, 2019 and early adoption is permitted for fiscal years and interim periods within those years beginning after December 15, 2018. The Company is currently assessing the impact of this ASU on its consolidates financial statements, but expect the impact to be immaterial.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The amendments in this update require a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term for all leases with terms greater than twelve months. For leases less than twelve months, an entity is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. Also, in July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, to provide an additional transition method. An entity can now elect not to present comparative financial information under Topic 842 if it recognizes a cumulative-effect adjustment to retained earnings upon adoption. The amendments in these updates are effective for the Company for fiscal years beginning with 2019, including interim periods within those years, with early adoption permitted. The Company assessed the impact of the adoption of the amendments in these updates on the Company's consolidates financial position and results of operations and considered that the adoption of this ASU will have no impact on its consolidates financial statements.